UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22215

International Growth and Income Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: June 30

Date of reporting period: September 30, 2017

Michael W. Stockton

International Growth and Income Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

International Growth and Income FundSM

Investment portfolio

September 30, 2017

unaudited

Common stocks 91.91% Financials 16.16%	Shares	Value (000)
Prudential PLC1	10,199,572	$244,224
AXA SA1	7,426,800	224,680
Banco Santander, SA1	24,724,725	172,621
BNP Paribas SA1	2,136,000	172,361
AIA Group Ltd.1	22,524,600	167,049
BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	20,725,000	156,723
Société Générale1	2,159,400	126,325
HDFC Bank Ltd.1	2,396,694	66,403
HDFC Bank Ltd. (ADR)	498,707	48,060
ABN AMRO Group NV, depository receipts1	3,213,437	96,258
Svenska Handelsbanken AB, Class A1	5,707,000	86,263
Toronto-Dominion Bank (CAD denominated)	1,368,000	77,020
Ping An Insurance (Group) Co. of China, Ltd., Class H1	8,750,000	67,514
Credit Suisse Group AG1	4,250,041	67,284
Sampo Oyj, Class A1	1,054,500	55,775
Oversea-Chinese Banking Corp. Ltd.1	6,313,000	52,046
Aviva PLC1	7,495,000	51,728
Allied Irish Banks, PLC1,2	8,104,002	48,740
Daiwa Securities Group Inc.1	7,725,000	43,801
Sberbank of Russia PJSC (ADR)1	2,955,000	42,126
Bank Central Asia Tbk PT1	24,450,800	36,862
ORIX Corp.1	2,200,000	35,514
Housing Development Finance Corp. Ltd.1	974,000	26,003
Piraeus Bank SA1,2	12,077	41
		2,165,421
Consumer discretionary 10.82%
Sony Corp.1	5,270,000	196,157
MGM China Holdings, Ltd.1	60,772,800	146,008
Wynn Macau, Ltd.1	42,474,000	114,763
Nitori Holdings Co., Ltd.1	612,000	87,545
HUGO BOSS AG1	948,298	83,585
Axel Springer SE1	1,116,501	71,790
ProSiebenSat.1 Media SE1	1,860,000	63,387
Kroton Educacional SA, ordinary nominative	9,600,000	60,774
adidas AG1	266,500	60,285
Sands China Ltd.1	11,533,200	60,235
Paddy Power Betfair PLC1	554,649	55,350
Cie. Financière Richemont SA, Class A1	567,500	51,866
Carnival Corp., units	788,000	50,881
Accor SA1	940,000	46,672
Ryohin Keikaku Co., Ltd.1	145,000	42,734
Hyundai Motor Co., Series 21	435,000	38,947
Peugeot SA1	1,521,000	36,228
OPAP SA1	3,042,048	32,180
Las Vegas Sands Corp.	485,000	31,118
SES SA, Class A (FDR)1	1,190,000	26,020

International Growth and Income Fund — Page 1 of 9

unaudited

Common stocks Consumer discretionary (continued)	Shares	Value (000)
Continental AG1	97,000	$24,620
Hyundai Mobis Co., Ltd.1	109,000	22,842
Steinhoff International Holdings NV1	5,000,000	22,291
Toyota Motor Corp.1	232,000	13,850
Dixons Carphone PLC1	3,680,000	9,548
		1,449,676
Information technology 9.84%
Taiwan Semiconductor Manufacturing Co., Ltd.1	61,029,506	438,932
Nintendo Co., Ltd.1	471,800	174,868
Samsung Electronics Co., Ltd.1	48,700	109,463
ASML Holding NV1	597,500	101,928
AAC Technologies Holdings Inc.1	5,894,000	99,554
Murata Manufacturing Co., Ltd.1	667,000	98,612
Vanguard International Semiconductor Corp.1	50,975,000	87,994
ASM Pacific Technology Ltd.1	3,757,100	54,325
Alibaba Group Holding Ltd. (ADR)2	225,000	38,860
Tech Mahindra Ltd.1	5,402,500	37,877
Delta Electronics, Inc.1	5,960,000	30,735
Quanta Computer Inc.1	9,999,830	23,081
Tencent Holdings Ltd.1	517,000	22,351
		1,318,580
Industrials 8.92%
Airbus SE, non-registered shares1	1,504,900	143,240
BAE Systems PLC1	16,170,000	136,848
Flughafen Zürich AG1	548,700	124,162
International Consolidated Airlines Group, SA (CDI)1	14,485,000	115,217
Geberit AG1	212,200	100,387
Alliance Global Group, Inc.1,2	229,600,000	72,495
Ryanair Holdings PLC (ADR)2	672,529	70,898
Meggitt PLC1	9,144,324	63,848
ACS, Actividades de Construcción y Servicios SA1	1,617,416	59,941
Abertis Infraestructuras, SA, Class A, non-registered shares1	2,763,210	55,846
ASSA ABLOY AB, Class B1	1,963,000	44,918
Cía. de Distribución Integral Logista Holdings, SA, non-registered shares1	1,766,000	42,474
Edenred SA1	1,530,000	41,633
Toshiba Corp.1	13,500,000	37,810
MTU Aero Engines AG1	195,205	31,135
Grupo Aeroportuario del Pacífico SAB de CV	2,572,000	26,327
Ferguson PLC1	240,000	15,748
Kühne + Nagel International AG1	70,000	12,961
		1,195,888
Energy 8.78%
Royal Dutch Shell PLC, Class B1	9,857,600	303,140
Royal Dutch Shell PLC, Class B (ADR)	180,000	11,257
Royal Dutch Shell PLC, Class A1	156,038	4,702
Royal Dutch Shell PLC, Class A (ADR)	3,291	199
Enbridge Inc. (CAD denominated)	5,642,658	235,701
Reliance Industries Ltd.1	12,123,000	145,239
TOTAL SA1	2,373,509	127,655
Pembina Pipeline Corp.	2,981,591	104,616
Schlumberger Ltd.	1,120,000	78,131
LUKOIL Oil Co. PJSC (ADR)1	1,305,000	69,074

International Growth and Income Fund — Page 2 of 9

unaudited

Common stocks Energy (continued)	Shares	Value (000)
Keyera Corp.	1,796,000	$54,899
Gazprom PJSC (ADR)1	7,905,000	33,126
Peyto Exploration & Development Corp.	541,000	8,845
		1,176,584
Consumer staples 7.73%
British American Tobacco PLC1	4,906,300	306,746
Nestlé SA1	2,393,700	200,476
Kao Corp.1	1,292,750	76,225
Philip Morris International Inc.	682,500	75,764
Booker Group PLC1	26,353,000	72,419
Associated British Foods PLC1	1,650,000	70,653
Pernod Ricard SA1	502,800	69,522
Coca-Cola European Partners PLC	1,090,000	45,366
Shoprite Holdings Ltd.1	2,752,864	42,071
Carlsberg A/S, Class B1	377,860	41,393
Ambev SA	5,255,000	34,910
		1,035,545
Materials 6.36%
Rio Tinto PLC1	2,959,000	137,740
Glencore PLC1	25,936,856	118,900
Koninklijke DSM NV1	1,130,000	92,551
Air Liquide SA1	437,139	58,789
Air Liquide SA, bonus shares1	201,025	26,792
James Hardie Industries PLC (CDI)1	5,265,000	73,504
Boral Ltd.1	13,020,784	69,463
Asahi Kasei Corp.1	4,700,000	57,910
Potash Corp. of Saskatchewan Inc. (CAD denominated)	2,911,100	56,041
Boliden AB1	1,141,000	38,673
Vale SA, ordinary nominative	3,475,037	34,968
Klabin SA, units	6,035,000	34,966
Anhui Conch Cement Co. Ltd., Class H1	8,117,000	32,470
Amcor Ltd.1	860,000	10,290
Croda International PLC1	183,448	9,325
		852,382
Utilities 6.04%
DONG Energy AS1	2,959,930	169,428
Enel SPA1	25,834,334	155,569
Rubis SCA1	1,541,338	98,200
Northland Power Inc.	4,659,000	86,477
Infraestructura Energética Nova, SAB de CV	13,904,982	77,856
EDP - Energias de Portugal, SA1	16,944,600	63,791
Brookfield Infrastructure Partners LP	1,130,000	48,741
Power Assets Holdings Ltd.1	5,583,000	48,482
SSE PLC1	2,467,526	46,180
CK Infrastructure Holdings Ltd.1	1,797,000	15,496
		810,220
Health care 5.43%
AstraZeneca PLC1	3,248,000	216,532
Bayer AG1	777,500	105,953
Hypermarcas SA, ordinary nominative	10,050,000	102,177
Novartis AG1	977,600	83,889

International Growth and Income Fund — Page 3 of 9

unaudited

Common stocks Health care (continued)	Shares	Value (000)
Novo Nordisk A/S, Class B1	1,702,775	$81,747
Sanofi1	440,000	43,738
Fisher & Paykel Healthcare Corp. Ltd.1	4,336,000	40,054
Roche Holding AG, non-registered shares, nonvoting1	102,000	26,039
GlaxoSmithKline PLC1	715,000	14,263
Sartorius AG, non-registered shares, nonvoting preferred1	141,700	13,545
		727,937
Telecommunication services 4.22%
Vodafone Group PLC1	61,795,000	173,092
Mobile TeleSystems PJSC (ADR)	9,208,000	96,132
SoftBank Group Corp.1	1,002,500	81,032
Koninklijke KPN NV1	14,937,628	51,304
BT Group PLC1	12,030,000	45,769
Deutsche Telekom AG1	1,905,000	35,540
TDC A/S1	6,000,000	35,177
Advanced Info Service PCL1	5,440,000	31,161
HKT Trust and HKT Ltd., units1	13,428,000	16,334
		565,541
Real estate 2.97%
Link REIT1	17,712,152	143,709
Longfor Properties Co. Ltd.1	25,493,000	64,680
Brookfield Property Partners LP	2,123,700	49,588
Fibra Uno Administración, SA de CV REIT	25,742,151	43,427
Sun Hung Kai Properties Ltd.1	2,000,005	32,642
Vonovia SE1	759,098	32,303
Unibail-Rodamco SE, non-registered shares REIT1	130,000	31,647
		397,996
Miscellaneous 4.64%
Other common stocks in initial period of acquisition		621,998
Total common stocks (cost: $9,824,882,000)		12,317,768
Preferred securities 0.23% Financials 0.23%
HSBC Holdings PLC, Series 2, 8.00%	1,162,795	31,372
Total preferred securities (cost: $30,265,000)		31,372
Rights & warrants 0.00% Financials 0.00%
Piraeus Bank SA, warrants, expire 20181,2	8,630,614	—
Total rights & warrants (cost: $0)		—
Convertible bonds 0.51% Health care 0.38%	Principal?amount (000)
Bayer AG, convertible notes, 5.625% 2019	€ 34,700	50,461

International Growth and Income Fund — Page 4 of 9

unaudited

Convertible bonds Financials 0.13%	Principal?amount (000)	Value (000)
Banco Bilbao Vizcaya Argentaria, SA, convertible notes, 7.00% (undated)	€14,400	$17,781
Total convertible bonds (cost: $57,515,000)		68,242
Bonds, notes & other debt instruments 0.57% Corporate bonds & notes 0.25% Consumer discretionary 0.15%
Myriad International Holdings 6.00% 20203	$18,700	20,246
Financials 0.10%
SMFG Preferred Capital USD 3 Ltd., junior subordinated 9.50% 20493	5,410	5,743
Société Générale, junior subordinated 6.999% 2049	€6,200	7,441
		13,184
Total corporate bonds & notes		33,430
Bonds & notes of governments outside the U.S. 0.21%
Buenos Aires (City of) 8.95% 20213,4	$25,000	27,943
U.S. Treasury bonds & notes 0.11% U.S. Treasury 0.11%
U.S. Treasury 0.875% 2017	14,775	14,774
Total U.S. Treasury bonds & notes		14,774
Total bonds, notes & other debt instruments (cost: $67,796,000)		76,147
Short-term securities 6.47%
American Honda Finance Corp. 1.25% due 12/15/2017	37,300	37,205
Australia & New Zealand Banking Group, Ltd. 1.21% due 10/24/20173	50,000	49,959
Bank of Montreal 1.30% due 11/10/2017	20,000	19,971
Bank of Tokyo-Mitsubishi UFJ, Ltd. 1.21% due 10/4/2017	78,500	78,487
Caisse d’Amortissement de la Dette Sociale 1.27% due 10/2/20173	30,000	29,997
Canadian Imperial Bank of Commerce 1.15% due 10/30/20173	80,800	80,720
CPPIB Capital Inc. 1.18%–1.31% due 10/2/2017–1/5/20183	70,000	69,895
Export Development Canada 1.23% due 11/15/2017	25,000	24,964
Federal Home Loan Bank 1.08%–1.13% due 10/16/2017–2/28/2018	51,800	51,661
Freddie Mac 1.05% due 12/1/2017	25,000	24,957
John Deere Canada ULC 1.23% due 11/7/20173	30,200	30,163
Mizuho Bank, Ltd. 1.32% due 10/20/20173	50,000	49,966
Sumitomo Mitsui Banking Corp. 1.28% due 12/18/20173	55,000	54,844
Svenska Handelsbanken Inc. 1.26% due 12/6/20173	50,000	49,884
Total Capital Canada Ltd. 1.20% due 10/5/20173	100,000	99,981
Toyota Motor Credit Corp. 1.16%–1.17% due 10/4/2017–10/16/2017	65,000	64,981
Victory Receivables Corp. 1.34% due 12/18/20173	50,000	49,853
Total short-term securities (cost: $867,508,000)		867,488
Total investment securities 99.69% (cost: $10,847,966,000)		13,361,017
Other assets less liabilities 0.31%		41,682
Net assets 100.00%		$13,402,699

International Growth and Income Fund — Page 5 of 9

unaudited

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation at 9/30/2017 (000)
Purchases (000)	Sales (000)
USD7,658	JPY836,200	Citibank	10/4/2017	$225
USD7,182	JPY789,287	Bank of New York Mellon	10/16/2017	162
USD4,249	JPY465,000	UBS AG	10/20/2017	112
USD4,265	JPY465,000	JPMorgan Chase	11/10/2017	124
USD10,455	JPY1,162,000	Bank of America, N.A.	11/22/2017	103
USD5,474	JPY600,000	Bank of America, N.A.	12/15/2017	121
				$847

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $10,477,046,000, which represented 78.17% of the net assets of the fund. This amount includes $10,325,061,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
2	Security did not produce income during the last 12 months.
3	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $619,194,000, which represented 4.62% of the net assets of the fund.
4	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

International Growth and Income Fund — Page 6 of 9

unaudited

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $97,057,000.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may

International Growth and Income Fund — Page 7 of 9

unaudited

transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of September 30, 2017 (dollars in thousands):

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Financials	$281,803	$1,883,618	$—	$2,165,421
Consumer discretionary	142,773	1,306,903	—	1,449,676
Information technology	38,860	1,279,720	—	1,318,580
Industrials	97,225	1,098,663	—	1,195,888
Energy	493,648	682,936	—	1,176,584
Consumer staples	156,040	879,505	—	1,035,545
Materials	125,975	726,407	—	852,382
Utilities	213,074	597,146	—	810,220
Health care	102,177	625,760	—	727,937
Telecommunication services	96,132	469,409	—	565,541
Real estate	93,015	304,981	—	397,996
Miscellaneous	—	621,998	—	621,998
Preferred securities	31,372	—	—	31,372
Convertible bonds	—	68,242	—	68,242
Bonds, notes & other debt instruments	—	76,147	—	76,147
Short-term securities	—	867,488	—	867,488
Total	$1,872,094	$11,488,923	$—	$13,361,017

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$847	$—	$847

*	Securities with a value of $9,671,866,000, which represented 72.16% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

Key to abbreviations and symbols
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
€ = Euros
FDR = Fiduciary Depositary Receipts
JPY = Japanese yen
USD/$ = U.S. dollars

International Growth and Income Fund — Page 8 of 9

unaudited

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

MFGEFPX-034-1117O-S60725	International Growth and Income Fund — Page 9 of 9

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INTERNATIONAL GROWTH AND INCOME FUND

By Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: November 28, 2017

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: November 28, 2017